Distribution Date:	06/17/25	Wells Fargo Commercial Mortgage Trust 2015-C31
Determination Date:	06/11/25
Next Distribution Date:	07/17/25
Record Date:	05/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C31

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Cash Flows	8		askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Balances	9		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15-17		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	18-21		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	25
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	27		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	28
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989WAP2	1.679000%	38,222,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989WAQ0	2.309000%	20,290,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989WAR8	3.427000%	200,000,000.00	52,428,365.11	25,222,681.87	149,726.67	0.00	0.00	25,372,408.54	27,205,683.24	42.97%	30.00%
A-4	94989WAS6	3.695000%	366,122,000.00	366,122,000.00	0.00	1,127,350.66	0.00	0.00	1,127,350.66	366,122,000.00	42.97%	30.00%
A-SB	94989WAT4	3.487000%	67,302,000.00	1,527,077.73	1,526,326.63	4,437.43	0.00	0.00	1,530,764.06	751.10	42.97%	30.00%
A-S	94989WAU1	4.049000%	49,425,000.00	49,425,000.00	0.00	166,768.19	0.00	0.00	166,768.19	49,425,000.00	35.81%	25.00%
B	94989WAY3	4.482000%	60,544,000.00	60,544,000.00	0.00	226,131.84	0.00	0.00	226,131.84	60,544,000.00	27.03%	18.88%
C	94989WAZ0	4.790113%	46,953,000.00	46,953,000.00	0.00	187,425.15	0.00	0.00	187,425.15	46,953,000.00	20.22%	14.13%
D	94989WBB2	3.852000%	56,838,000.00	56,838,000.00	0.00	182,449.98	0.00	0.00	182,449.98	56,838,000.00	11.98%	8.38%
E	94989WAD9	4.790113%	24,712,000.00	24,712,000.00	0.00	54,495.19	0.00	0.00	54,495.19	24,712,000.00	8.40%	5.88%
F	94989WAF4	4.790113%	11,120,000.00	11,120,000.00	0.00	0.00	0.00	0.00	0.00	11,120,000.00	6.78%	4.75%
G	94989WAH0	4.790113%	46,953,380.00	46,786,570.92	0.00	0.00	0.00	0.00	0.00	46,786,570.92	0.00%	0.00%
R	94989WAM9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			988,481,381.00	716,456,013.76	26,749,008.50	2,098,785.11	0.00	0.00	28,847,793.61	689,707,005.26

X-A	94989WAV9	1.088451%	741,361,000.00	469,502,442.84	0.00	425,858.58	0.00	0.00	425,858.58	442,753,434.34
X-B	94989WAW7	0.308113%	60,544,000.00	60,544,000.00	0.00	15,545.34	0.00	0.00	15,545.34	60,544,000.00
X-D	94989WAX5	0.938113%	56,838,000.00	56,838,000.00	0.00	44,433.73	0.00	0.00	44,433.73	56,838,000.00
Notional SubTotal			858,743,000.00	586,884,442.84	0.00	485,837.65	0.00	0.00	485,837.65	560,135,434.34

Deal Distribution Total					26,749,008.50	2,584,622.76	0.00	0.00	29,333,631.26

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989WAP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989WAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989WAR8	262.14182555	126.11340935	0.74863335	0.00000000	0.00000000	0.00000000	0.00000000	126.86204270	136.02841620
A-4	94989WAS6	1,000.00000000	0.00000000	3.07916667	0.00000000	0.00000000	0.00000000	0.00000000	3.07916667	1,000.00000000
A-SB	94989WAT4	22.68993091	22.67877076	0.06593311	0.00000000	0.00000000	0.00000000	0.00000000	22.74470387	0.01116014
A-S	94989WAU1	1,000.00000000	0.00000000	3.37416672	0.00000000	0.00000000	0.00000000	0.00000000	3.37416672	1,000.00000000
B	94989WAY3	1,000.00000000	0.00000000	3.73500000	0.00000000	0.00000000	0.00000000	0.00000000	3.73500000	1,000.00000000
C	94989WAZ0	1,000.00000000	0.00000000	3.99176091	0.00000000	0.00000000	0.00000000	0.00000000	3.99176091	1,000.00000000
D	94989WBB2	1,000.00000000	0.00000000	3.21000000	0.00000000	0.00000000	0.00000000	0.00000000	3.21000000	1,000.00000000
E	94989WAD9	1,000.00000000	0.00000000	2.20521164	1.78654945	7.24324296	0.00000000	0.00000000	2.20521164	1,000.00000000
F	94989WAF4	1,000.00000000	0.00000000	0.00000000	3.99176079	11.80719874	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94989WAH0	996.44734671	0.00000000	0.00000000	3.97757968	66.02653973	0.00000000	0.00000000	0.00000000	996.44734671
R	94989WAM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989WAV9	633.29800575	0.00000000	0.57442809	0.00000000	0.00000000	0.00000000	0.00000000	0.57442809	597.21705666
X-B	94989WAW7	1,000.00000000	0.00000000	0.25676103	0.00000000	0.00000000	0.00000000	0.00000000	0.25676103	1,000.00000000
X-D	94989WAX5	1,000.00000000	0.00000000	0.78176097	0.00000000	0.00000000	0.00000000	0.00000000	0.78176097	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	05/01/25 - 05/30/25	30	0.00	149,726.67	0.00	149,726.67	0.00	0.00	0.00	149,726.67	0.00
A-4	05/01/25 - 05/30/25	30	0.00	1,127,350.66	0.00	1,127,350.66	0.00	0.00	0.00	1,127,350.66	0.00
A-SB	05/01/25 - 05/30/25	30	0.00	4,437.43	0.00	4,437.43	0.00	0.00	0.00	4,437.43	0.00
X-A	05/01/25 - 05/30/25	30	0.00	425,858.58	0.00	425,858.58	0.00	0.00	0.00	425,858.58	0.00
X-B	05/01/25 - 05/30/25	30	0.00	15,545.34	0.00	15,545.34	0.00	0.00	0.00	15,545.34	0.00
X-D	05/01/25 - 05/30/25	30	0.00	44,433.73	0.00	44,433.73	0.00	0.00	0.00	44,433.73	0.00
A-S	05/01/25 - 05/30/25	30	0.00	166,768.19	0.00	166,768.19	0.00	0.00	0.00	166,768.19	0.00
B	05/01/25 - 05/30/25	30	0.00	226,131.84	0.00	226,131.84	0.00	0.00	0.00	226,131.84	0.00
C	05/01/25 - 05/30/25	30	0.00	187,425.15	0.00	187,425.15	0.00	0.00	0.00	187,425.15	0.00
D	05/01/25 - 05/30/25	30	0.00	182,449.98	0.00	182,449.98	0.00	0.00	0.00	182,449.98	0.00
E	05/01/25 - 05/30/25	30	134,845.81	98,644.40	0.00	98,644.40	44,149.21	0.00	0.00	54,495.19	178,995.02
F	05/01/25 - 05/30/25	30	86,907.67	44,388.38	0.00	44,388.38	44,388.38	0.00	0.00	0.00	131,296.05
G	05/01/25 - 05/30/25	30	2,913,408.40	186,760.81	0.00	186,760.81	186,760.81	0.00	0.00	0.00	3,100,169.21
Totals			3,135,161.88	2,859,921.16	0.00	2,859,921.16	275,298.40	0.00	0.00	2,584,622.76	3,410,460.28

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 32

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989WAU1	4.049000%	49,425,000.00	49,425,000.00	0.00	166,768.19	0.00	0.00	166,768.19	49,425,000.00
A-S (Pex)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989WAY3	4.482000%	60,544,000.00	60,544,000.00	0.00	226,131.84	0.00	0.00	226,131.84	60,544,000.00
B (Pex)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989WAZ0	4.790113%	46,953,000.00	46,953,000.00	0.00	187,425.15	0.00	0.00	187,425.15	46,953,000.00
C (Pex)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			156,922,000.03	156,922,000.00	0.00	580,325.18	0.00	0.00	580,325.18	156,922,000.00

Exchangeable Certificate Details
PEX	94989WBA4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 32

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989WBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 32

	Additional Information
Total Available Distribution Amount (1)	29,333,631.26
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,871,194.04	Master Servicing Fee	6,614.85
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,566.27
Interest Adjustments	0.01	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	308.47
ARD Interest	0.00	Trust Advisor Fee	1,573.26
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,871,194.05	Total Fees	11,272.86

Principal		Expenses/Reimbursements
Scheduled Principal	8,373,600.60	Reimbursement for Interest on Advances	193,428.96
Unscheduled Principal Collections		ASER Amount	55,771.37
Principal Prepayments	18,375,407.90	Special Servicing Fees (Monthly)	25,812.27
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	285.81
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	26,749,008.50	Total Expenses/Reimbursements	275,298.41

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,584,622.76
Excess Liquidation Proceeds	0.00	Principal Distribution	26,749,008.50
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	29,333,631.26
Total Funds Collected	29,620,202.55	Total Funds Distributed	29,620,202.53

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	716,456,013.76	716,456,013.76	Beginning Certificate Balance	716,456,013.76
(-) Scheduled Principal Collections	8,373,600.60	8,373,600.60	(-) Principal Distributions	26,749,008.50
(-) Unscheduled Principal Collections	18,375,407.90	18,375,407.90	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	689,707,005.26	689,707,005.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	717,825,416.18	717,825,416.18	Ending Certificate Balance	689,707,005.26
Ending Actual Collateral Balance	691,132,631.86	691,132,631.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.79%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	22	114,517,212.46	16.60%	3	4.7577	NAP	Defeased	22	114,517,212.46	16.60%	3	4.7577	NAP
2,000,000 or less	7	9,269,414.70	1.34%	4	4.8989	2.690961	1.30 or less	13	199,358,589.06	28.90%	4	4.8081	0.713924
2,000,001 to 3,000,000	8	22,145,099.50	3.21%	6	4.7260	1.713184	1.31 to 1.40	3	26,305,272.38	3.81%	5	4.7021	1.364213
3,000,001 to 4,000,000	6	21,451,025.80	3.11%	4	4.7176	1.841806	1.41 to 1.50	3	52,039,126.01	7.55%	4	4.6248	1.436235
4,000,001 to 5,000,000	7	30,454,507.59	4.42%	4	4.7463	2.453612	1.51 to 1.60	7	36,615,384.29	5.31%	5	4.6317	1.546189
5,000,001 to 6,000,000	5	27,552,501.72	3.99%	4	4.7499	1.063248	1.61 to 1.70	1	3,690,677.12	0.54%	2	4.7800	1.670400
6,000,001 to 7,000,000	2	13,045,851.50	1.89%	3	4.8070	2.308810	1.71 to 1.80	2	10,127,321.30	1.47%	3	4.5933	1.735177
7,000,001 to 8,000,000	1	7,729,555.18	1.12%	2	4.5400	2.070000	1.81 to 1.90	2	28,522,940.52	4.14%	4	4.9856	1.832272
8,000,001 to 9,000,000	3	24,745,415.51	3.59%	4	4.6278	2.009141	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	1	9,444,530.26	1.37%	2	4.5900	2.480200	2.01 to 2.25	10	58,451,100.83	8.47%	4	4.6078	2.069000
10,000,001 to 15,000,000	7	86,216,540.45	12.50%	4	4.6943	1.699790	2.26 or greater	18	160,079,381.29	23.21%	3	4.3388	3.380216
15,000,001 to 20,000,000	3	51,235,142.04	7.43%	4	4.6106	1.467879	Totals	81	689,707,005.26	100.00%	4	4.6506	1.776706
20,000,001 to 30,000,000	6	137,825,835.16	19.98%	4	4.5333	2.409173
30,000,001 to 50,000,000	2	75,500,000.00	10.95%	3	4.2694	1.453634
50,000,001 or greater	1	58,574,373.39	8.49%	4	4.9900	0.996700
Totals	81	689,707,005.26	100.00%	4	4.6506	1.776706
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	30	114,517,212.46	16.60%	3	4.7577	NAP	Washington	2	37,913,307.80	5.50%	5	4.5266	1.604834
Alabama	1	3,690,677.12	0.54%	2	4.7800	1.670400	Wisconsin	1	2,943,092.38	0.43%	4	4.5400	1.287300
California	4	48,584,142.85	7.04%	4	4.6376	2.505833	Totals	94	689,707,005.26	100.00%	4	4.6506	1.776706
Colorado	2	14,371,018.20	2.08%	5	4.7166	1.391592
									Property Type³
Connecticut	1	45,000,000.00	6.52%	3	4.7500	(0.544500)
Florida	5	38,531,560.01	5.59%	3	4.5181	1.808333		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	5	22,679,398.30	3.29%	3	5.2106	1.847987		Properties	Balance	Agg. Bal.			DSCR¹
Idaho	2	22,631,634.10	3.28%	5	4.8699	1.361454	Defeased	30	114,517,212.46	16.60%	3	4.7577	NAP
Illinois	2	5,756,514.47	0.83%	5	4.5500	1.761702	Industrial	1	7,612,500.85	1.10%	5	4.6950	1.363100
Indiana	6	38,394,636.64	5.57%	4	4.5901	1.793751	Lodging	9	121,989,808.19	17.69%	4	4.8791	1.391605
Kansas	1	5,103,839.09	0.74%	4	4.6200	1.208100	Mixed Use	2	32,257,396.62	4.68%	4	4.4999	2.211644
Louisiana	5	28,191,750.68	4.09%	3	4.5602	2.246379	Mobile Home Park	3	6,014,152.09	0.87%	3	4.8607	1.987906
Maryland	1	2,854,292.94	0.41%	15	4.7000	1.555300	Multi-Family	7	69,058,536.10	10.01%	4	4.5605	2.307493
Michigan	6	21,021,600.64	3.05%	4	4.7669	1.446169	Office	7	99,127,113.75	14.37%	3	4.4794	1.449430
Mississippi	1	4,317,448.77	0.63%	3	4.8400	2.033500	Retail	24	198,639,916.44	28.80%	4	4.6055	1.983337
Missouri	1	6,269,589.15	0.91%	2	4.6200	1.745500	Self Storage	11	40,490,368.76	5.87%	4	4.5343	2.152849
New Jersey	1	58,574,373.39	8.49%	4	4.9900	0.996700	Totals	94	689,707,005.26	100.00%	4	4.6506	1.776706
New York	2	33,279,619.32	4.83%	3	3.6788	4.219753
Ohio	4	10,917,421.43	1.58%	4	4.9047	1.744122
Oklahoma	1	16,300,649.37	2.36%	4	4.5400	1.836000
Oregon	1	4,510,257.11	0.65%	4	4.7500	4.011900
Pennsylvania	2	30,658,315.09	4.45%	4	4.4503	2.609628
Tennessee	2	14,748,470.26	2.14%	4	4.7945	1.714807
Texas	2	27,013,254.32	3.92%	3	4.6175	1.223037
Virginia	3	30,932,929.37	4.48%	2	4.4342	3.552309

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	22	114,517,212.46	16.60%	3	4.7577	NAP	Defeased	22	114,517,212.46	16.60%	3	4.7577	NAP
	3.750% or less	1	30,500,000.00	4.42%	3	3.5602	4.401700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.250%	1	8,096,298.12	1.17%	4	4.2500	2.504200	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	109,968,872.07	15.94%	3	4.3696	2.552773	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	28	254,740,205.64	36.93%	4	4.6344	1.435395	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	16	138,270,202.14	20.05%	4	4.9171	1.418636	49 months or greater	59	575,189,792.80	83.40%	4	4.6293	1.821321
	5.001% to 5.250%	4	17,157,138.17	2.49%	4	5.0868	1.275268	Totals	81	689,707,005.26	100.00%	4	4.6506	1.776706
	5.251% to 5.500%	1	4,234,785.51	0.61%	2	5.5000	1.495100
	5.501% or greater	1	12,222,291.15	1.77%	5	5.5800	1.827300
	Totals	81	689,707,005.26	100.00%	4	4.6506	1.776706
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	22	114,517,212.46	16.60%	3	4.7577	NAP	Defeased	22	114,517,212.46	16.60%	3	4.7577	NAP
	60 months or less	59	575,189,792.80	83.40%	4	4.6293	1.821321	Interest Only	5	117,750,000.00	17.07%	3	4.3415	1.951367
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	11	72,455,101.47	10.51%	3	4.8421	2.725039
	Totals	81	689,707,005.26	100.00%	4	4.6506	1.776706	241 months to 300 months	43	384,984,691.33	55.82%	4	4.6773	1.611463
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	81	689,707,005.26	100.00%	4	4.6506	1.776706
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	22	114,517,212.46	16.60%	3	4.7577	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	57	567,117,271.19	82.23%	4	4.6243	1.807717
	13 to 24 months	1	6,776,262.35	0.98%	4	4.9800	2.830000
	25 months or greater	1	1,296,259.26	0.19%	5	4.9800	2.500200
	Totals	81	689,707,005.26	100.00%	4	4.6506	1.776706
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	300571422	LO	Weehawken	NJ	Actual/360	4.990%	251,990.48	69,735.90	0.00	N/A	10/06/25	--	58,644,109.29	58,574,373.39	08/06/22
3	310930962	OF	Hartford	CT	Actual/360	4.750%	184,062.50	0.00	0.00	N/A	09/11/25	--	45,000,000.00	45,000,000.00	06/11/25
4	303161036	LO	Tacoma	WA	Actual/360	4.600%	106,335.05	60,915.18	0.00	N/A	11/01/25	--	26,844,752.06	26,783,836.88	06/01/25
5	310931757	OF	New York	NY	Actual/360	3.560%	93,504.70	0.00	0.00	N/A	09/06/25	--	30,500,000.00	30,500,000.00	06/06/25
7	304880007	RT	Newport News	VA	Actual/360	4.352%	80,899.30	52,047.90	0.00	N/A	07/05/25	--	21,587,217.86	21,535,169.96	06/05/25
8	310930030	MU	Philadelphia	PA	Actual/360	4.300%	88,578.37	40,088.20	0.00	N/A	10/11/25	--	23,922,140.94	23,882,052.74	06/11/25
10	300571417	MF	Modesto	CA	Actual/360	4.600%	97,047.22	0.00	0.00	N/A	10/06/25	--	24,500,000.00	24,500,000.00	06/06/25
11	304880011	RT	Moscow	ID	Actual/360	4.890%	84,813.69	37,511.29	0.00	N/A	11/01/25	--	20,141,783.25	20,104,271.96	06/01/25
12	416000210	MF	San Antonio	TX	Actual/360	4.480%	81,225.65	34,533.31	0.00	N/A	09/01/25	--	21,055,036.93	21,020,503.62	06/01/25
13	416000217	Various Various		Various	Actual/360	4.695%	78,056.16	26,051.89	0.00	N/A	11/01/25	--	19,306,894.21	19,280,842.32	06/01/25
14	310930274	RT	Lawton	OK	Actual/360	4.540%	63,862.91	34,895.66	0.00	N/A	10/11/25	--	16,335,545.03	16,300,649.37	06/11/25
15	310930600	RT	Zephyrhills	FL	Actual/360	4.580%	61,835.29	25,111.18	0.00	N/A	09/11/25	--	15,678,761.53	15,653,650.35	06/11/25
16	300571420	MF	Baton Rouge	LA	Actual/360	4.460%	56,368.82	25,581.78	0.00	N/A	10/06/25	--	14,677,256.61	14,651,674.83	06/06/25
17	600930915	RT	Fort Wayne	IN	Actual/360	4.650%	57,253.41	25,893.03	0.00	N/A	10/11/25	--	14,298,457.86	14,272,564.83	06/11/25
18	304880018	Various Various		Various	Actual/360	5.580%	58,913.39	38,559.30	0.00	N/A	11/01/25	--	12,260,850.45	12,222,291.15	06/01/25
19	310928801	RT	North Bend	WA	Actual/360	4.350%	41,788.08	26,412.14	0.00	N/A	10/11/25	--	11,155,883.06	11,129,470.92	06/11/25
20	304880020	MF	Charlotte	NC	Actual/360	4.850%	51,979.96	18,730.74	0.00	N/A	10/05/25	--	12,446,149.52	12,427,418.78	06/05/25
21	303161030	RT	Largo	FL	Actual/360	4.280%	46,990.83	0.00	0.00	N/A	09/01/25	--	12,750,000.00	12,750,000.00	06/01/25
22	300571411	RT	Knoxville	TN	Actual/360	4.820%	45,652.53	17,978.34	0.00	N/A	10/06/25	--	10,999,137.65	10,981,159.31	06/06/25
24	600923399	OF	Birmingham	MI	Actual/360	4.790%	42,185.44	18,081.58	0.00	N/A	10/11/25	--	10,227,460.99	10,209,379.41	06/11/25
25	303161026	LO	Oshkosh	WI	Actual/360	4.460%	39,466.07	10,276,136.76	0.00	N/A	08/01/25	--	10,276,136.76	0.00	06/01/25
26	304880026	MF	Louisville	KY	Actual/360	4.440%	30,906.31	11,673.29	0.00	N/A	08/01/25	--	8,083,604.40	8,071,931.11	06/01/25
27	304880027	MF	Louisville	KY	Actual/360	4.440%	8,717.17	3,292.46	0.00	N/A	08/01/25	--	2,279,991.01	2,276,698.55	06/01/25
28	304880028	RT	Bossier City	LA	Actual/360	4.590%	37,398.75	17,518.28	0.00	N/A	08/01/25	--	9,462,048.54	9,444,530.26	06/01/25
29	304880029	LO	Bensalem	PA	Actual/360	4.980%	29,230.19	39,949.21	0.00	N/A	10/01/25	--	6,816,211.56	6,776,262.35	06/01/25
30	410930631	SS	Richmond	CA	Actual/360	4.250%	29,701.54	19,492.45	0.00	N/A	10/01/25	--	8,115,790.57	8,096,298.12	06/01/25
31	300571421	MU	Santa Clarita	CA	Actual/360	5.070%	36,634.57	15,852.89	0.00	N/A	10/06/25	--	8,391,196.77	8,375,343.88	06/06/25
32	303161035	RT	Manchester	NH	Actual/360	4.250%	28,216.46	18,517.83	0.00	N/A	10/01/25	07/01/25	7,710,001.11	7,691,483.28	06/01/25
33	303161023	LO	Peachtree City	GA	Actual/360	4.540%	30,288.92	18,072.24	0.00	N/A	08/01/25	--	7,747,627.42	7,729,555.18	06/01/25
34	300571429	MH	Various	Various	Actual/360	5.020%	33,853.84	16,789.61	0.00	N/A	07/06/25	--	7,831,500.60	7,814,710.99	06/06/25
35	304880035	SS	Indianapolis	IN	Actual/360	4.550%	32,476.59	15,181.77	0.00	N/A	11/01/25	--	8,288,955.28	8,273,773.51	06/01/25
36	304880036	MH	Beach Park	IL	Actual/360	4.870%	30,908.60	16,163.93	0.00	N/A	10/01/25	--	7,370,402.12	7,354,238.19	06/01/25
38	304880038	RT	Independence	MO	Actual/360	4.620%	25,023.87	20,450.37	0.00	N/A	08/01/25	--	6,290,039.52	6,269,589.15	06/01/25
39	300571413	OF	West Palm Beach	FL	Actual/360	4.840%	30,725.49	11,177.84	0.00	N/A	10/06/25	07/06/25	7,372,151.96	7,360,974.12	06/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
40	310931136	SS	Mililani	HI	Actual/360	4.510%	30,525.18	0.00	0.00	N/A	10/11/25	07/11/25	7,860,000.00	7,860,000.00	06/11/25
41	416000215	RT	High Point	NC	Actual/360	4.770%	29,153.49	10,844.80	0.00	N/A	11/01/25	--	7,097,623.15	7,086,778.35	06/01/25
42	300571407	RT	Wadsworth	OH	Actual/360	4.850%	23,625.07	19,566.23	0.00	N/A	09/06/25	--	5,656,816.75	5,637,250.52	06/06/25
43	304880043	LO	Galveston	TX	Actual/360	5.100%	26,374.02	12,718.36	0.00	N/A	10/05/25	--	6,005,469.06	5,992,750.70	06/05/25
46	304880046	SS	Victoria	TX	Actual/360	4.690%	23,567.46	10,622.98	0.00	N/A	08/05/25	--	5,835,535.75	5,824,912.77	06/05/25
47	304880047	RT	Portsmouth	VA	Actual/360	4.560%	20,651.64	12,004.78	0.00	N/A	11/01/25	--	5,259,331.21	5,247,326.43	06/01/25
48	304880048	RT	Fishers	IN	Actual/360	4.570%	21,965.32	10,310.37	0.00	N/A	08/05/25	--	5,581,645.35	5,571,334.98	06/05/25
49	300571416	LO	Somerset	PA	Actual/360	5.180%	20,492.87	15,214.64	0.00	N/A	10/06/25	07/06/25	4,594,241.17	4,579,026.53	06/06/25
50	300571419	LO	La Grande	OR	Actual/360	4.750%	18,512.40	15,694.64	0.00	N/A	10/06/25	--	4,525,951.75	4,510,257.11	06/06/25
51	410931002	MF	Topeka	KS	Actual/360	4.620%	20,341.80	9,306.79	0.00	N/A	10/11/25	--	5,113,145.88	5,103,839.09	06/11/25
52	300571406	MF	Farmers Branch	TX	Actual/360	4.890%	21,997.05	5,223,916.15	0.00	N/A	09/06/25	06/06/25	5,223,916.15	0.00	06/06/25
53	304880053	LO	Lawndale	CA	Actual/360	5.090%	20,966.01	10,218.28	0.00	N/A	07/05/25	--	4,783,422.96	4,773,204.68	06/05/25
54	300571431	MH	Various	Various	Actual/360	4.930%	19,865.79	10,170.12	0.00	N/A	07/06/25	--	4,679,503.04	4,669,332.92	06/06/25
55	304880055	LO	Warner Robins	GA	Actual/360	5.500%	20,121.80	13,806.53	0.00	N/A	08/01/25	--	4,248,592.04	4,234,785.51	06/01/25
56	304880056	OF	Memphis	TN	Actual/360	4.780%	19,091.34	9,489.42	0.00	N/A	11/01/25	--	4,638,198.79	4,628,709.37	06/01/25
57	303161031	RT	Norfolk	VA	Actual/360	4.702%	16,842.75	9,354.53	0.00	N/A	10/01/25	--	4,159,787.51	4,150,432.98	06/01/25
58	300571409	RT	Atlantic Beach	FL	Actual/360	4.320%	18,600.00	0.00	0.00	N/A	10/06/25	--	5,000,000.00	5,000,000.00	06/06/25
59	304880059	LO	Smyrna	TN	Actual/360	4.720%	15,365.09	13,054.57	0.00	N/A	11/01/25	--	3,780,365.52	3,767,310.95	06/01/25
60	410931060	RT	Farmington Hills	MI	Actual/360	4.630%	16,015.57	9,191.93	0.00	N/A	09/11/25	--	4,017,002.93	4,007,811.00	06/11/25
61	300571399	RT	Gulfport	MS	Actual/360	4.840%	18,025.97	7,629.93	0.00	N/A	09/06/25	--	4,325,078.70	4,317,448.77	06/06/25
62	304880062	SS	New Lenox	IL	Actual/360	4.550%	16,618.59	7,768.67	0.00	N/A	11/01/25	--	4,241,540.89	4,233,772.22	06/01/25
63	300571410	LO	Cape Coral	FL	Actual/360	4.920%	15,387.43	11,289.74	0.00	N/A	10/06/25	--	3,631,965.86	3,620,676.12	06/06/25
64	304880064	SS	Beaumont	TX	Actual/360	4.710%	16,232.69	7,133.07	0.00	N/A	11/05/25	--	4,002,307.93	3,995,174.86	06/05/25
65	304880065	MH	Auburn	AL	Actual/360	4.780%	15,225.52	8,330.05	0.00	N/A	08/01/25	--	3,699,007.17	3,690,677.12	06/01/25
66	410928657	RT	Darnestown	MD	Actual/360	4.700%	11,622.12	17,335.20	0.00	N/A	09/11/26	--	2,871,628.14	2,854,292.94	06/11/25
67	410931176	SS	Stockton	CA	Actual/360	4.590%	17,391.00	0.00	0.00	N/A	10/11/25	07/11/25	4,400,000.00	4,400,000.00	06/11/25
68	304880068	SS	Plainfield	IN	Actual/360	4.550%	15,142.54	7,078.66	0.00	N/A	11/01/25	--	3,864,810.81	3,857,732.15	06/01/25
69	304880069	MH	Various	OH	Actual/360	5.000%	14,170.40	11,113.12	0.00	N/A	10/01/25	--	3,291,188.78	3,280,075.66	06/01/25
72	300571403	SS	Clarksville	TN	Actual/360	4.850%	14,148.80	3,387,805.93	0.00	N/A	09/06/25	--	3,387,805.93	0.00	06/06/25
73	304880073	OF	Irving	TX	Actual/360	4.740%	13,128.36	7,192.39	0.00	N/A	10/05/25	--	3,216,421.10	3,209,228.71	06/05/25
74	304880074	SS	Greenfield	IN	Actual/360	4.550%	13,527.57	6,323.71	0.00	N/A	11/01/25	--	3,452,623.29	3,446,299.58	06/01/25
75	300571425	RT	Franklin	WI	Actual/360	4.540%	11,532.42	6,793.91	0.00	N/A	10/06/25	--	2,949,886.29	2,943,092.38	06/06/25
76	304880076	SS	Various	LA	Actual/360	4.800%	12,706.89	5,918.73	0.00	N/A	08/01/25	--	3,074,248.61	3,068,329.88	06/01/25
77	410930621	RT	East Lansing	MI	Actual/360	4.750%	11,781.93	6,475.73	0.00	N/A	09/11/25	--	2,880,472.81	2,873,997.08	06/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
78	304880078	RT	Springfield	IL	Actual/360	4.590%	12,030.37	5,635.25	0.00	N/A	08/05/25	--	3,043,735.72	3,038,100.47	06/05/25
79	304880079	SS	LaPorte	IN	Actual/360	4.550%	11,669.48	5,455.11	0.00	N/A	11/01/25	--	2,978,386.70	2,972,931.59	06/01/25
80	416000214	OF	Lakewood	CO	Actual/360	4.810%	11,219.01	5,957.32	0.00	N/A	11/01/25	--	2,708,634.05	2,702,676.73	06/01/25
81	304880081	RT	Getzville	NY	Actual/360	4.980%	11,943.75	5,554.30	0.00	N/A	10/01/25	--	2,785,173.62	2,779,619.32	06/01/25
82	304880082	Various Various		ID	Actual/360	4.860%	10,864.32	2,596,014.31	0.00	N/A	08/05/25	--	2,596,014.31	0.00	06/05/25
84	304880084	SS	Lewis Center	OH	Actual/360	4.800%	10,319.39	5,499.27	0.00	N/A	11/01/25	--	2,496,626.59	2,491,127.32	06/01/25
85	304880085	SS	Boise	ID	Actual/360	4.710%	10,272.08	5,305.09	0.00	N/A	09/01/25	--	2,532,667.23	2,527,362.14	06/01/25
88	304880088	MH	Mesa	AZ	Actual/360	4.900%	9,066.09	2,148,644.49	0.00	N/A	08/01/25	--	2,148,644.49	0.00	06/01/25
89	304880089	MH	Forney	TX	Actual/360	4.950%	8,377.86	4,232.46	0.00	N/A	11/01/25	--	1,965,479.89	1,961,247.43	06/01/25
90	300571404	RT	Benbrook	TX	Actual/360	5.250%	8,929.04	1,975,087.18	0.00	N/A	09/06/25	06/06/25	1,975,087.18	0.00	06/06/25
93	304880093	RT	Macomb	MI	Actual/360	4.720%	6,683.54	3,713.27	0.00	N/A	09/05/25	--	1,644,392.19	1,640,678.92	06/05/25
94	416000212	MF	Columbus	OH	Actual/360	5.100%	6,959.81	3,356.24	0.00	N/A	10/01/25	--	1,584,775.82	1,581,419.58	06/01/25
96	304880096	SS	South Chicago	IL	Actual/360	4.550%	5,977.14	2,794.12	0.00	N/A	11/01/25	--	1,525,536.37	1,522,742.25	06/01/25
97	304880097	MH	Norton Shores	MI	Actual/360	4.980%	5,570.73	2,784.63	0.00	N/A	11/01/25	--	1,299,043.89	1,296,259.26	06/01/25
98	416000211	MF	Bowling Green	OH	Actual/360	5.120%	5,335.55	2,555.05	0.00	N/A	10/01/25	--	1,210,179.06	1,207,624.01	06/01/25
99	304880099	MH	Land OLakes	FL	Actual/360	5.200%	5,102.04	2,393.32	0.00	N/A	09/05/25	--	1,139,413.19	1,137,019.87	06/05/25
100	304880100	MH	River Ridge	LA	Actual/360	5.000%	4,437.61	3,454.36	0.00	N/A	11/01/25	--	1,030,670.07	1,027,215.71	06/01/25
101	304880101	MH	Ontario	OR	Actual/360	4.950%	4,600.45	2,338.56	0.00	N/A	10/05/25	--	1,079,284.38	1,076,945.82	06/05/25
102	416000213	MF	Clinton Township	MI	Actual/360	4.930%	4,226.76	2,163.86	0.00	N/A	10/01/25	--	995,638.83	993,474.97	06/01/25
Totals							2,871,194.05	26,749,008.50	0.00				716,456,013.76	689,707,005.26
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	5,148,125.00	0.00	--	--	07/11/24	12,992,328.12	1,844,163.60	265,336.40	8,124,695.11	0.00	0.00
3	5,357,732.00	(503,171.81)	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	292,700.59	0.00
4	3,269,856.31	3,338,067.31	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	123,837,962.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	8,606,339.00	6,157,926.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,363,678.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,694,909.75	941,185.31	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,277,354.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,918,646.89	524,057.60	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,807,393.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,615,617.48	567,738.53	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,615,343.94	344,069.23	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,117,788.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,678,700.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,402,480.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,514,929.47	433,148.45	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	953,529.75	194,406.50	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,381,251.03	449,771.46	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	825,627.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,571,612.96	1,396,125.85	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,618,617.41	448,330.46	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	2,579,146.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,547,696.80	373,496.60	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	844,574.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1,300,848.72	1,366,774.05	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,293,918.25	332,337.20	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	851,569.33	240,384.45	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	483,683.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	259,070.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	641,771.00	137,955.81	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	633,213.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	1,773,706.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	481,752.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	701,645.00	167,096.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	518,948.40	118,143.05	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1,394,862.28	254,286.67	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	308,141.60	315,277.28	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	456,159.11	125,874.55	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
61	515,462.54	163,107.39	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
62	453,553.66	118,536.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1,027,377.58	876,567.82	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	483,017.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	549,128.25	137,282.31	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	516,993.12	116,917.48	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	528,053.48	141,805.80	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
75	288,703.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	570,610.69	137,812.06	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
77	362,409.08	246,157.41	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
78	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	344,707.90	81,793.55	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
80	331,187.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
81	490,376.67	127,040.39	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
82	371,722.00	114,416.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
84	399,367.72	100,907.53	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
85	460,512.71	110,935.39	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
88	384,817.22	182,946.75	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
89	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
90	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
93	260,613.64	67,748.38	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
94	411,693.95	126,441.07	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
96	241,998.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
97	259,134.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
98	222,897.45	55,877.63	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
99	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
100	291,261.00	59,632.01	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
101	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
102	240,102.47	73,059.11	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	203,653,904.23	20,762,264.63				12,992,328.12	1,844,163.60	265,336.40	8,124,695.11	292,700.59	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
25	303161026	10,259,220.82	Payoff Prior to Maturity	0.00	0.00
72	300571403	3,381,374.75	Payoff Prior to Maturity	0.00	0.00
82	304880082	2,590,237.24	Payoff Prior to Maturity	0.00	0.00
88	304880088	2,144,575.09	Payoff Prior to Maturity	0.00	0.00
Totals		18,375,407.90		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/25	0	0.00	0	0.00	1	58,574,373.39	1	58,574,373.39	0	0.00	0	0.00	0	0.00	4	18,375,407.90	4.650624%	4.584759%	4
05/16/25	0	0.00	0	0.00	2	103,644,109.29	1	58,644,109.29	0	0.00	0	0.00	0	0.00	0	0.00	4.653865%	4.589921%	5
04/17/25	0	0.00	1	45,000,000.00	1	58,721,651.47	1	58,721,651.47	0	0.00	0	0.00	0	0.00	0	0.00	4.654003%	4.590082%	6
03/17/25	1	45,000,000.00	0	0.00	1	58,790,757.23	1	58,790,757.23	0	0.00	0	0.00	0	0.00	0	0.00	4.608054%	4.556178%	6
02/18/25	0	0.00	0	0.00	1	58,883,948.46	1	58,883,948.46	0	0.00	0	0.00	0	0.00	0	0.00	4.608261%	4.556406%	7
01/17/25	0	0.00	0	0.00	2	103,952,359.82	1	58,952,359.82	0	0.00	0	0.00	0	0.00	0	0.00	4.608432%	4.556596%	8
12/17/24	0	0.00	0	0.00	2	104,020,478.48	1	59,020,478.48	0	0.00	0	0.00	0	0.00	0	0.00	4.608601%	4.558544%	9
11/18/24	0	0.00	0	0.00	2	104,096,462.07	1	59,096,462.07	0	0.00	0	0.00	0	0.00	0	0.00	4.608780%	4.558746%	10
10/18/24	0	0.00	1	45,000,000.00	1	59,163,964.18	1	59,163,964.18	0	0.00	0	0.00	0	0.00	1	10,813,993.65	4.608947%	4.552243%	11
09/17/24	1	45,000,000.00	0	0.00	1	59,239,353.58	1	59,239,353.58	0	0.00	0	0.00	0	0.00	0	0.00	4.610968%	4.554857%	12
08/16/24	0	0.00	0	0.00	1	59,306,244.32	1	59,306,244.32	0	0.00	0	0.00	0	0.00	0	0.00	4.611142%	4.555051%	13
07/17/24	0	0.00	0	0.00	1	59,372,848.87	1	59,372,848.87	0	0.00	0	0.00	0	0.00	0	0.00	4.611314%	4.555243%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	300571422	08/06/22	33	6	265,336.40	8,124,695.11	0.00	60,000,000.00	01/06/21	13		03/29/21
Totals					265,336.40	8,124,695.11	0.00	60,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		686,852,712	628,278,339	0		58,574,373
7 - 12 Months		0	0	0		0
13 - 24 Months		2,854,293	2,854,293	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-25	689,707,005	631,132,632	0	0	58,574,373	0
May-25	716,456,014	612,811,904	0	0	103,644,109	0
Apr-25	717,715,121	613,993,469	0	45,000,000	58,721,651	0
Mar-25	813,979,513	710,188,756	45,000,000	0	58,790,757	0
Feb-25	815,442,710	756,558,761	0	0	58,883,948	0
Jan-25	816,659,373	712,707,013	0	0	103,952,360	0
Dec-24	817,871,108	713,850,630	0	0	104,020,478	0
Nov-24	819,158,623	715,062,161	0	0	104,096,462	0
Oct-24	820,360,236	716,196,272	0	45,000,000	59,163,964	0
Sep-24	832,541,067	728,301,714	45,000,000	0	59,239,354	0
Aug-24	833,819,923	774,513,678	0	0	59,306,244	0
Jul-24	835,093,596	775,720,747	0	0	59,372,849	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	300571422	58,574,373.39	60,000,000.00	82,600,000.00	06/01/24	4,034,465.00	0.99670	12/31/24	10/06/25	244
3	310930962	45,000,000.00	45,000,000.00	64,000,000.00	08/12/24	(1,559,344.81)	(0.54450)	09/30/24	09/11/25	I/O
7	304880007	21,535,169.96	21,535,169.96	64,200,000.00	05/31/24	5,405,617.50	4.51770	09/30/24	07/05/25	240
42	300571407	5,637,250.52	5,637,250.52	11,230,000.00	06/04/15	470,422.00	0.90760	12/31/24	09/06/25	182
Totals		130,746,793.87	132,172,420.48	222,030,000.00		8,351,159.69

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	300571422	LO	NJ	01/06/21	13

6/5/2025 - Loan was transferred to Special Servicing on 1/6/2021 for imminent default as the Borrower was past due for its 11/6/2020 payment. Sponsor would no longer support the hotel but cooperated with the appointment of a receiver.

Consensual foreclosure action was filed on 03/30/2021. Receiver was appointed on 04/12/2021. The receiver listed the property for sale in 2022 and early 2023 but no acceptable bids were received. The property has been taken off the market but listed for sale again in June 2024. Property operations have improved significantly since the receiver took possession and cash flow is now sufficient to cover operating expenses and some debt service. Purchase/Sales

Agreement has been executed between the Receiver and the buyer and the sale has been approved by the court as well. We anticipate closing the sale / loan assumption during 3rd Qtr. 2025.

3	310930962	OF	CT	10/11/23	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

7	304880007	RT	VA	03/20/25	13
The Loan has been returned to the Master Servicer. Borrower has executed a new PNL and has made an initial proposal for an extension which was rejected by Lender; discussions remain ongoing.

42	300571407	RT	OH	01/09/25	13

06/04/2025: Loan transferred to Special Servicing on January 14, 2025 due to non-compliance with cash management initially triggered January 2023.This loan in secured by an 88,408 SF single tenant retail property occupied by Kohl's located in Wadsworth, Ohio. Next loan payment is due June 6, 2025.Demand for the establishment of Cash Management has been prepared by counsel and delivered tot he borrower. Borrower is reportedly working with a broker to sell the asset, full payoff is expected.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	304880007	0.00	4.35200%	0.00	4.35200%	10	03/28/24	03/28/24	--
11	304880011	22,184,344.89	4.89000%	22,184,344.89	4.89000%	10	06/01/20	06/01/20	07/13/20
14	310930274	18,207,453.54	4.54000%	18,207,453.54	4.54000%	10	06/10/20	06/11/20	08/11/20
22	300571411	11,955,170.73	4.82000%	11,955,170.73	4.82000%	10	07/16/20	05/06/20	09/11/20
29	304880029	8,927,689.79	4.98000%	8,927,689.79	4.98000%	10	05/01/20	05/01/20	07/13/20
61	300571399	4,741,799.47	4.84000%	4,741,799.47	4.84000%	10	06/05/20	06/06/20	07/13/20
Totals		66,016,458.42		66,016,458.42
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	303161033 07/15/22	10,705,346.12	12,100,000.00	13,681,154.47	2,151,317.51	13,681,154.47	11,529,836.96	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		10,705,346.12	12,100,000.00	13,681,154.47	2,151,317.51	13,681,154.47	11,529,836.96	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	04/17/25	41,163.97	0.00	0.00	0.00	0.00	41,163.97	0.00	0.00	41,163.97
23	303161033	07/15/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			41,163.97	0.00	0.00	0.00	0.00	41,163.97	0.00	0.00	41,163.97

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	12,624.77	0.00	0.00	55,771.37	0.00	0.00	193,428.96	0.00	0.00	0.00
3	0.00	0.00	9,687.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	(0.01)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	0.00	0.00	285.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	(0.01)	0.00	25,812.27	0.00	285.81	55,771.37	0.00	0.00	193,428.96	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		275,298.40

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Supplemental Notes
None

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